CONDENSED CONSOLIDATED AND COMBINED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income	$ 309	$ 246	$ 861	$ 974	$ 1,737	$ 1,288	$ 1,248
Other comprehensive (loss) income, net of tax:
Currency translation adjustments, net of tax benefit (expense)	(7)	(246)	(235)	(242)	(387)	72	43
Pension and other employee benefits, net of tax benefit (expense)	8	2	7	6	(1)	(7)	(27)
Available-for-sale securities, net of tax (expense) benefit	(25)	(10)	(10)	(19)
Available-for-sale securities and other, net of tax (expense) benefit					19	(15)	(4)
Hedging activities, net of tax benefit (expense)	(4)		11
Total other comprehensive income (loss), net of tax	(28)	(254)	(227)	(255)	(369)	50	12
Comprehensive income (loss)	$ 281	$ (8)	$ 634	$ 719	$ 1,368	$ 1,338	$ 1,260